Segment Information - Statement of earnings by segment (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Gross premiums written									$ 7,741,135	$ 7,530,883	$ 7,292,839
Net premiums written									6,199,404	6,281,451	5,795,750
Net premiums earned									6,309,521	6,090,437	5,690,130
Net losses and loss expenses									4,197,166	4,251,677	4,613,465
Acquisition costs									909,323	913,492	826,411
Operating expenses									957,841	921,300	869,292
Underwriting profit (loss)									245,191	3,968	(619,038)
Net investment income									885,789	940,680	1,063,199
Net results from structured products									23,791	5,257	23,029
Net fee income and other									(5,692)	3,768	(12,248)
Net realized gains (losses) on investments									87,777	14,098	(188,359)
Net realized and unrealized (gains) losses on derivative instruments									7,798	5,221	(10,738)
Net income (loss) from investment fund affiliates and operating affiliates									258,195	112,391	103,039
Exchange gains (losses)									(28,243)	10,545	(40,640)
Corporate operating expenses									209,454	204,502	160,596
Contribution from P&C and Corporate and Other									1,321,638	870,336	238,928
Interest expense									107,486	105,925	154,084
Non-controlling interests									76,731	79,255	70,877
Impairment of goodwill									0	0	429,020
Provision (benefit) for income tax									77,505	34,028	59,707
Net income (loss) attributable to ordinary shareholders									1,059,916	651,128	(474,760)
Total P And C Segment [Member]
Segment Reporting Information [Line Items]
Gross premiums written									7,416,792	7,175,130	6,898,284
Net premiums written									5,903,982	5,957,019	5,433,388
Net premiums earned	1,510,727	1,550,629	1,488,497	1,464,246	1,538,557	1,468,554	1,400,970	1,357,897	6,014,099	5,765,978	5,327,112
Net losses and loss expenses									3,731,464	3,765,482	4,078,391
Acquisition costs									882,658	872,399	786,093
Operating expenses									948,915	911,965	859,981
Underwriting profit (loss)	101,450	76,900	92,124	180,588	(90,681)	114,203	129,372	63,238	451,062	216,132	(397,353)
Net investment income									599,144	641,237	745,138
Net results from structured products									23,791	5,257	23,029
Net fee income and other									(6,997)	3,342	(12,467)
Net realized gains (losses) on investments									85,792	35,101	(98,360)
Contribution from P&C and Corporate and Other									1,152,792	901,069	259,987
Ratios - P&C operations: (6)
Loss Ratio									62.00%	65.30%	76.60%
Underwriting expense ratio									30.50%	31.00%	30.90%
Combined ratio									92.50%	96.30%	107.50%
Insurance Segment [Member]
Segment Reporting Information [Line Items]
Gross premiums written									5,523,181	5,166,973	4,824,665
Net premiums written									4,154,093	4,072,511	3,707,664
Net premiums earned									4,267,677	3,924,636	3,663,727
Net losses and loss expenses									2,829,999	2,691,056	2,951,413
Acquisition costs									529,270	504,227	461,965
Operating expenses									782,677	754,308	683,814
Underwriting profit (loss)									125,731	(24,955)	(433,465)
Net results from structured products									15,562	20,978	10,976
Net fee income and other									(9,317)	850	(16,370)
Ratios - P&C operations: (6)
Loss Ratio									66.30%	68.60%	80.60%
Underwriting expense ratio									30.80%	32.00%	31.20%
Combined ratio									97.10%	100.60%	111.80%
Reinsurance Segment [Member]
Segment Reporting Information [Line Items]
Gross premiums written									1,893,611	2,008,157	2,073,619
Net premiums written									1,749,889	1,884,508	1,725,724
Net premiums earned									1,746,422	1,841,342	1,663,385
Net losses and loss expenses									901,465	1,074,426	1,126,978
Acquisition costs									353,388	368,172	324,128
Operating expenses									166,238	157,657	176,167
Underwriting profit (loss)									325,331	241,087	36,112
Net results from structured products									8,229	(15,721)	12,053
Net fee income and other									2,320	2,492	3,903
Ratios - P&C operations: (6)
Loss Ratio									51.60%	58.40%	67.80%
Underwriting expense ratio									29.80%	28.50%	30.00%
Combined ratio									81.40%	86.90%	97.80%
Corporate and Other [Member]
Segment Reporting Information [Line Items]
Gross premiums written									324,343	355,753	394,555
Net premiums written									295,422	324,432	362,362
Net premiums earned									295,422	324,459	363,018
Net losses and loss expenses									465,702	486,195	535,074
Acquisition costs									26,665	41,093	40,318
Operating expenses									8,926	9,335	9,311
Underwriting profit (loss)									(205,871)	(212,164)	(221,685)
Net investment income									286,645	299,443	318,061
Net results from structured products										0	0
Net fee income and other									1,305	426	219
Net realized gains (losses) on investments									1,985	(21,003)	(89,999)
Net realized and unrealized (gains) losses on derivative instruments									7,798	5,221	(10,738)
Net income (loss) from investment fund affiliates and operating affiliates									258,195	112,391	103,039
Exchange gains (losses)									(28,243)	10,545	(40,640)
Corporate operating expenses									209,454	204,502	160,596
Contribution from P&C and Corporate and Other									168,846	(30,733)	(21,059)
Interest expense									107,486	105,925	154,084
Non-controlling interests									76,731	79,255	70,877
Impairment of goodwill											429,020
Provision (benefit) for income tax									$ 77,505	$ 34,028	$ 59,707